ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)			12 Months Ended
	Mar. 01, 2014	Jan. 31, 2012	Mar. 31, 2017 item	Jul. 31, 2013
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Ratio of shares swap with existing shareholders of iKang Guobin Healthcare Group, Inc.	1
Maximum percentage of direct foreign ownership allowed in business entities providing healthcare services in the PRC		70.00%
Yuanhua
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Interest acquired (as a percent)				100.00%
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Number of shareholders who are directors and shareholders of the Company			2
Mr. Lee Ligang Zhang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			25.60%
Mr. Lee Ligang Zhang | iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			50.00%
Mr. Boquan He
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			14.80%
Mr. Boquan He | iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			50.00%
iKang Holding | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Total equity interest held, including indirect ownership			100.00%
Yalong Daoyi | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Mr. Haiqing Hu | Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Mr. Haiqing Hu | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Ms. Jaun Tan | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Exclusive Equity Option Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
Exclusive Services Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			73.00%
Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			80.00%
iKang Online
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Technology
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenzhen iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yalong Daoyi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Huanshi East/Tianhe
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Xikang Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Gubei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Pudong Avenue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenzhen Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Nanshan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Lidu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Xinjie
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Luohu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Jianguomen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Zhongguancun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Yansha East
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yangpu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Waishuangnan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Lujiazui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Wenzhong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Beijing Xuanwumen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Futian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Fujian iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Fuzhou Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Beijing Xinei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yan'an West Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Zhonghuan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jing'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yan'an East Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jianwei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Wenhui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Heping
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Suzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Suzhou Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Changchun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Hongzhaobi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chongqing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Wokang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Kefa
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jianwei Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			90.00%
Yuanhua Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Nanjing Aoyang Shunkang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Jiangyin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Zhejiang Ailikang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Hangzhou Aibo
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Yayun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Changzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			62.50%
iKang Beijing Baishi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Chengdu Gaoxin iKang West City
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Dental Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Wanzhishou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Foshan Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jinxiu Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jinshen Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenyang Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenyang Jin Ningshan Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Gold iKang Shenyang Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Hedong Dongrun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Hexi Fenghui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuxi Woshi Hongtai
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Woshi Hongtai
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Zhenjing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Shanghai Zhenjing Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Shanghai Zhenjing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Beijing Shunping
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Baiyunlu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chongqing Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Yuecheng
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
China Physician Alliance
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			82.00%
Xi'an iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Xi'an Lianhu Yinglun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Xi'an Yanta Yinglun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Xi Weiyang Yinglun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Yantai Hongkang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Yantai Hongkang Examination
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Guizhou iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			60.00%
Guizhou Wishstar
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			60.00%
iKang Weifang Gaoxin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuhu iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			60.00%
iKang Chengdu Gaoxin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shandong iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Jinan Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Yinchuan Ciming
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Ningxia iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Hangzhou Jiangnan Avenue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Ningbo Haishu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Hedingqiao
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Wuhan Xiandai Sunny
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Tianjian Sunny
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
iKang Beijing Jingchao
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
iKang Beijing Jingchun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
Guangzhou Zhenxing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
Beijing Tianzhikangjian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
Changsha iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
iKang Beijing Jingxi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			83.00%
Yantai Ciming
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Weifang Kuiwen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Weihai Ciming Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Weihai Ciming
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Chengdu Ommay
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Bohui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Zhongpu Bohui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Headquarter Base Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Chengdu Qingyang Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Mianyang Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenyang Shenhe Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Changchun Kuancheng Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Kaili iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Bijie iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Guangzhou Linhe Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Changsha Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Changsha Aibin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuhan Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Guangzhou Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuxi iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Zhenjiang Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			60.00%
Qingdao Zhuoyue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenzhen Ruikang Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yinchuan Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Tianjin Hexi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Hangzhou Beige
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Beijing iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Shanghai iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Zhejiang BVI
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Zhejiang iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Bayley & Jackson (Hong Kong)
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Beijing Ritan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Yuanhua HK
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
MediFast
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			80.00%
Yuanhua WFOE
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
WA HK
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			70.00%
(iKang Shanghai) Financing Lease
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
IKang MRI Center, Inc.
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang MRI Center, Limited
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang mHealth, Inc.
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
China Private Physician's Clinic Group, Limited
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Health Cloud Technology Limited
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Health Cloud
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%